15. Financial Instruments with Off-Balance-Sheet Risk (Tables)	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Off balance sheet financial instruments

The Company generally requires collateral or other security to support financial instruments with credit risk. At December 31, the following off balance sheet financial instruments representing credit risk were outstanding:

	Contract or
	Notional Amount
	2012	2011

Unused portions of home equity lines of credit	$21,120,077	$20,161,629
Other commitments to extend credit	45,551,282	38,106,476
Residential construction lines of credit	1,138,872	588,290
Commercial real estate and other construction lines of credit	1,762,424	2,126,558
Standby letters of credit and commercial letters of credit	1,193,480	1,954,885
Recourse on sale of credit card portfolio	352,000	398,200
MPF credit enhancement obligation, net (See Note 16)	2,035,858	1,979,684